Estimated Service Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Building | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, plant and equipment, Service Lives,Years	2 years
Building | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, plant and equipment, Service Lives,Years	30 years
Machinery and Equipment | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, plant and equipment, Service Lives,Years	2 years
Machinery and Equipment | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, plant and equipment, Service Lives,Years	30 years
Land Improvements | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, plant and equipment, Service Lives,Years	2 years
Land Improvements | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, plant and equipment, Service Lives,Years	60 years